Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 525,129	$ 448,928	$ 6,218,406
Less: accumulated depreciation	(352,571)	(334,935)	(1,254,681)
Property and Equipment, net	172,558	113,993	4,963,725
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	318,596	301,006	1,063,481
Vehicle
Property, Plant and Equipment [Line Items]
Total property and equipment	146,458	147,922	267,023
Office building
Property, Plant and Equipment [Line Items]
Total property and equipment		0	3,948,058
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 60,075	$ 0	$ 939,844